Summary of Significant Accounting Policies (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounting Policies [Abstract]
Year-end spot rate	$ 6.8980	$ 7.2567
Average rate	$ 7.1019	$ 7.2163